Income Taxes (Tables)	12 Months Ended
Dec. 31, 2014
Income Tax Disclosure [Abstract]
Schedule of Effective Income Tax Rate Reconciliation
The reconciliation of the U.S. income tax rate to the effective income tax rate for continuing operations is as follows:

	AS OF DECEMBER 31,
	2013	2014
Statutory tax rate	35.00%	35.00%
Effect of:
State income taxes net of federal tax benefit	—	—
Permanent differences	(2.41)	(5.09)
Corrections to deferred assets	—	—
Other	0.35	—
General business credits	5.41	2.02
Change in valuation allowance	(38.35)	(31.93)
Effective tax rate	—%	—%

Schedule of Deferred Tax Assets and Liabilities
Significant components of our deferred taxes are as follows (in thousands):

	AS OF DECEMBER 31,
	2013	2014
Deferred tax assets:
Net operating loss carryforwards	$18,898	$29,052
Research and development credit	1,969	2,658
Depreciation and amortization	174	174
Other temporary differences	232	292
Gross deferred tax assets	21,273	32,176
Deferred tax asset valuation allowance	(21,273)	(32,176)
Net deferred tax assets	$—	$—